Note 4 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Gain (Loss), Foreign Currency Transaction, before Tax	$ (400)	$ 100	$ (500)	$ 300	$ 338	$ 3
Number of Shares of Common Stock Potentially Issuable upon the Exercise of Stock Options and Warrants (in shares)			23,800,000	30,112